Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 4. Intangible assets, net
Finite-lived intangible assets:

	December 31, 2024	December 31, 2023

Original amounts:
Core technology	$18,200	$15,950
Trade name	3,900	3,900
Facility clearance	1,396	—
Customer relationship	543	177
Backlog	49	—
	24,088	20,027
Accumulated amortization:
Core technology	8,754	5,657
Trade name	3,900	3,738
Facility clearance	43	—
Customer relationship	70	38
Backlog	15	—
	12,782	9,433
Intangible assets, net
	$11,306	$10,594
a. Amortization expense amounted to $3,349, $3,347 and $2,826 for the years ended December 31, 2024, 2023 and 2022, respectively.

b. The expected future amortization expenses by year related to the intangible assets as of December 31, 2024 are as follows:

2025	$3,766
2026	3,231
2027	1,967
2028	1,065
2029 and thereafter	1,277
$11,306